INVENTORIES	12 Months Ended
May 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES	NOTE 5 － INVENTORIES The Company’s inventories were as follows:-
	As of May 31,
	2025	2024
	$’000	$’000

Used metal drums, plastic containers and finished goods	268	291

	268	291